Investment Securities (Schedule of Current And Noncurrent Securities) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Notes to Financial Statements
Available-for-sale securities, Noncurrent	$ 565,518	¥ 46,938,000	¥ 46,624,000
Non-marketable equity securities	23,747	1,971,000	2,425,000
Securities current and non-current	$ 589,265	¥ 48,909,000	¥ 49,049,000